Note 17 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	€ 16,432	€ 15,089		€ 13,535
Cost of tangible assets	17,567	16,432		15,089
Accrued depreciation	6,896	6,066		5,641
Accrued depreciation	7,547	6,896		6,066
Impairment of tangible assets	283	286		596
Impairment of tangible assets	260	283		286
Tangible assets	9,253	8,737	[1]	7,298
Tangible assets	9,759	9,253		8,737	[1]
Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1,914	1,795		1,726
Accrued depreciation changes in the year	972	867		818
Impairment of tangible assets changes in the year	(29)	16		(53)
Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(566)	(349)		(1,784)
Accrued depreciation changes in the year	(161)	(111)		(392)
Impairment of tangible assets changes in the year	0	0		0
Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		1,392	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(5)	(22)		(360)
Accrued depreciation changes in the year	5	(11)		(139)
Impairment of tangible assets changes in the year	(5)	0		13
Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(208)	(79)		580	[3]
Accrued depreciation changes in the year	(165)	85		138
Impairment of tangible assets changes in the year	13	(18)		(270)
Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	6,405	6,255		4,350
Cost of tangible assets	6,475	6,405		6,255
Accrued depreciation	1,226	1,064		900
Accrued depreciation	1,262	1,226		1,064
Impairment of tangible assets	166	154		114
Impairment of tangible assets	118	166		154
Tangible assets	5,013	5,036		3,336
Tangible assets	5,094	5,013		5,036
Land and buildings [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	295	270		366
Accrued depreciation changes in the year	123	121		108
Impairment of tangible assets changes in the year	(65)	15		(29)
Land and buildings [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(38)	(19)		(4)
Accrued depreciation changes in the year	(25)	(9)		(2)
Impairment of tangible assets changes in the year	0	0		0
Land and buildings [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		1,392	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Land and buildings [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Land and buildings [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	5	12		(21)
Accrued depreciation changes in the year	(4)	(2)		11
Impairment of tangible assets changes in the year	0	0		(1)
Land and buildings [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(192)	(113)		171	[3]
Accrued depreciation changes in the year	(56)	52		47
Impairment of tangible assets changes in the year	16	(3)		70
Land and buildings [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	199	93		67
Cost of tangible assets	155	199		93
Accrued depreciation	0	0		0
Accrued depreciation	0	0		0
Impairment of tangible assets	0	0		0
Impairment of tangible assets	0	0		0
Tangible assets	199	93		67
Tangible assets	155	199		93
Work in progress [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	110	190		71
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1)	(4)		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(136)	(72)		(54)
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(17)	(8)		9	[3]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Work in progress [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Furniture, fixtures and vehicles [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	6,424	5,833		5,388
Cost of tangible assets	6,848	6,424		5,833
Accrued depreciation	4,606	4,204		3,833
Accrued depreciation	4,850	4,606		4,204
Impairment of tangible assets	0	0		0
Impairment of tangible assets	0	0		0
Tangible assets	1,817	1,629		1,555
Tangible assets	1,999	1,817		1,629
Furniture, fixtures and vehicles [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	513	549		475
Accrued depreciation changes in the year	501	426		393
Impairment of tangible assets changes in the year	2	1		4
Furniture, fixtures and vehicles [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(89)	(117)		(140)
Accrued depreciation changes in the year	(87)	(73)		(132)
Impairment of tangible assets changes in the year	0	0		0
Furniture, fixtures and vehicles [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Furniture, fixtures and vehicles [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Furniture, fixtures and vehicles [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	145	41		(40)
Accrued depreciation changes in the year	10	(7)		52
Impairment of tangible assets changes in the year	0	0		0
Furniture, fixtures and vehicles [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(145)	118		150	[3]
Accrued depreciation changes in the year	(181)	57		59
Impairment of tangible assets changes in the year	(2)	(1)		(4)
Furniture, fixtures and vehicles [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	2,212	1,871		3,154
Cost of tangible assets	2,439	2,212		1,871
Accrued depreciation	906	653		811
Accrued depreciation	1,164	906		653
Impairment of tangible assets	40	65		427
Impairment of tangible assets	22	40		65
Tangible assets	1,266	1,153		1,916
Tangible assets	1,253	1,266		1,153
Right of use assets [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	574	499		578
Accrued depreciation changes in the year	324	296		295
Impairment of tangible assets changes in the year	(18)	(14)		(45)
Right of use assets [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(332)	(195)		(1,620)
Accrued depreciation changes in the year	(42)	(26)		(244)
Impairment of tangible assets changes in the year	0	0		0
Right of use assets [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right of use assets [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right of use assets [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(44)	(18)		(274)
Accrued depreciation changes in the year	22	(5)		(220)
Impairment of tangible assets changes in the year	0	0		(7)
Right of use assets [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	29	55		32	[3]
Accrued depreciation changes in the year	(46)	(12)		11
Impairment of tangible assets changes in the year	0	(11)		(309)
Right of use assets [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right to use investment properties [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	238	214		162
Cost of tangible assets	251	238		214
Accrued depreciation	93	70		47
Accrued depreciation	91	93		70
Impairment of tangible assets	61	50		34
Impairment of tangible assets	81	61		50
Tangible assets	84	94		81
Tangible assets	79	84		94
Right to use investment properties [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	2	10		19
Accrued depreciation changes in the year	19	21		18
Impairment of tangible assets changes in the year	20	12		16
Right to use investment properties [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(32)	0		(1)
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right to use investment properties [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right to use investment properties [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right to use investment properties [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	44	15		33
Accrued depreciation changes in the year	(22)	3		6
Impairment of tangible assets changes in the year	0	0		0
Right to use investment properties [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[3]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Right to use investment properties [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Investment property [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	156	242		147
Cost of tangible assets	241	156		242
Accrued depreciation	17	23		17
Accrued depreciation	27	17		23
Impairment of tangible assets	15	17		21
Impairment of tangible assets	39	15		17
Tangible assets	124	201		109
Tangible assets	174	124		201
Investment property [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	52	39		95
Accrued depreciation changes in the year	5	3		5
Impairment of tangible assets changes in the year	31	2		2
Investment property [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(10)	(10)		(19)
Accrued depreciation changes in the year	(1)	(1)		(13)
Impairment of tangible assets changes in the year	0	0		0
Investment property [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Investment property [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Investment property [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(20)	0		(4)
Accrued depreciation changes in the year	(1)	1		13
Impairment of tangible assets changes in the year	(5)	0		21
Investment property [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	63	(115)		23	[3]
Accrued depreciation changes in the year	8	(9)		2
Impairment of tangible assets changes in the year	(2)	(3)		(26)
Investment property [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	800	582		267
Cost of tangible assets	1,158	800		582
Accrued depreciation	49	52		33
Accrued depreciation	153	49		52
Impairment of tangible assets	0	0		0
Impairment of tangible assets	0	0		0
Tangible assets	751	530		234
Tangible assets	1,004	751		530
Tangible assets leased out under an operating lease [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	369	238		122
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	1	0		0
Tangible assets leased out under an operating lease [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(63)	(4)		0
Accrued depreciation changes in the year	(6)	(1)		0
Impairment of tangible assets changes in the year	0	0		0
Tangible assets leased out under an operating lease [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0	[2]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Tangible assets leased out under an operating lease [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Tangible assets leased out under an operating lease [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0		0
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	0	0		0
Tangible assets leased out under an operating lease [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	53	(16)		193	[3]
Accrued depreciation changes in the year	111	(3)		19
Impairment of tangible assets changes in the year	(1)	0		0
Tangible assets leased out under an operating lease [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0		0
Impairment of tangible assets changes in the year	€ 0	€ 0		€ 0

[1]	(1) The number of branches in 2022 was affected by the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
[2]	(1) The amount in 2022 was affected by the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
[3]	(2) The variation in 2022 corresponds mainly to the effect of the IAS 29 "Financial Reporting in Hyperinflationary Economies" implementation in Turkey (see Note 2.2.18)